SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue from polysilicon sales	$ 665,415	$ 1,029,080	$ 2,307,695
Domestic sales
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue from polysilicon sales	660,017	1,013,869	2,279,756
Export sales
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue from polysilicon sales	$ 5,398	$ 15,211	$ 27,939